COVER	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Westinghouse Air Brake Technologies Corporation
Amendment Flag	false
Entity Central Index Key	0000943452
EBP 004
Document Information [Line Items]
Document Type	11-K
Entity Registrant Name	Westinghouse Air Brake Technologies Corporation
Amendment Flag	false
Entity Central Index Key	0000943452